Segment Reporting	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation and commercial management of all of its tankers and those tankers employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s ship-to-ship support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and LNG terminal management, consultancy, procurement and other related services. Segment results are evaluated based on (loss) income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenues and (loss) income from operations by segment for the three and nine months ended September 30, 2019 and September 30, 2018.

Three Months Ended September 30, 2019
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	176,836	8,685	(3,217)	182,304
Voyage expenses	(90,943)	—	3,217	(87,726)
Vessel operating expenses	(41,833)	(6,706)	—	(48,539)
Time-charter hire expenses	(9,331)	(1,306)	—	(10,637)
Depreciation and amortization	(30,634)	(902)	—	(31,536)
General and administrative expenses (3)	(7,955)	(784)	—	(8,739)
Loss from operations	(3,860)	(1,013)	—	(4,873)

Equity income	68	—	—	68

Three Months Ended September 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	166,423	12,019	(2,527)	175,915
Voyage expenses	(85,575)	—	2,527	(83,048)
Vessel operating expenses	(43,432)	(8,729)	—	(52,161)
Time-charter hire expenses	(2,935)	(1,382)	—	(4,317)
Depreciation and amortization	(28,532)	(1,063)	—	(29,595)
General and administrative expenses (3)	(7,985)	(762)	—	(8,747)
Restructuring charges	—	(213)	—	(213)
Loss from operations	(2,036)	(130)	—	(2,166)

Equity loss	(359)	—	—	(359)

Nine Months Ended September 30, 2019
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	589,250	36,421	(8,589)	617,082
Voyage expenses	(286,322)	—	8,589	(277,733)
Vessel operating expenses	(129,555)	(27,171)	—	(156,726)
Time-charter hire expenses	(26,497)	(4,380)	—	(30,877)
Depreciation and amortization	(89,422)	(2,637)	—	(92,059)
General and administrative expenses (3)	(25,030)	(2,382)	—	(27,412)
Income (loss) from operations	32,424	(149)	—	32,275

Equity income	652	—	—	652

Nine Months Ended September 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	490,083	35,061	(9,105)	516,039
Voyage expenses	(259,079)	—	9,105	(249,974)
Vessel operating expenses	(131,886)	(25,922)	—	(157,808)
Time-charter hire expenses	(10,326)	(4,371)	—	(14,697)
Depreciation and amortization	(85,171)	(3,427)	—	(88,598)
General and administrative expenses (3)	(25,385)	(2,554)	—	(27,939)
Gain on sale of vessel	—	170	—	170
Restructuring charges	(152)	(1,043)	—	(1,195)
Loss from operations	(21,916)	(2,086)	—	(24,002)

Equity income	265	—	—	265

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred.

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of loss.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Conventional Tanker Segment	2,059,873	2,069,854
Ship-to-Ship Transfer Segment	33,560	36,315
Cash and cash equivalents	76,705	54,917
Consolidated total assets	2,170,138	2,161,086